Property, equipment and software, net	12 Months Ended
Dec. 31, 2018
Property, equipment and software, net
Property, equipment and software, net

11.Property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Electronic equipment	7,172,694	13,780,685
Building and building improvement	5,855,920	9,118,708
Logistic and warehouse equipment	2,693,969	3,912,356
Vehicles	1,164,376	1,240,001
Leasehold improvement	827,408	1,318,735
Office equipment	287,282	406,534
Software	203,848	250,920
Total	18,205,497	30,027,939
Less: Accumulated depreciation	(5,631,319)	(8,945,101)
Net book value	12,574,178	21,082,838

Depreciation expenses were RMB1,751,086,  RMB2,310,065 and RMB3,533,483 for the years ended December 31, 2016, 2017 and 2018, respectively.